Share-based compensation - Summary of Options Outstanding and Exercisable (Detail)	12 Months Ended
Dec. 31, 2019 $ / shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding	89,178
Options Outstanding, Weighted Average Exercise Price	$ 10.41
Options Outstanding, Weighted Remaining Contractual Life(years)	9 months 18 days
Number of Options Exercisable	77,066
Options Exercisable, Weighted Average Exercise Price	$ 10.67
$8.00 - $12.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding	83,621
Options Outstanding, Weighted Average Exercise Price	$ 10.11
Options Outstanding, Weighted Remaining Contractual Life(years)	8 months 12 days
Number of Options Exercisable	72,323
Options Exercisable, Weighted Average Exercise Price	$ 10.37
$13.00 - $14.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding	3,257
Options Outstanding, Weighted Average Exercise Price	$ 13.02
Options Outstanding, Weighted Remaining Contractual Life(years)	1 year 9 months 18 days
Number of Options Exercisable	2,443
Options Exercisable, Weighted Average Exercise Price	$ 13.02
$15.00 - $17.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of Options Outstanding	2,300
Options Outstanding, Weighted Average Exercise Price	$ 17.64
Options Outstanding, Weighted Remaining Contractual Life(years)	6 months
Number of Options Exercisable	2,300
Options Exercisable, Weighted Average Exercise Price	$ 17.64
Bottom of range [member] | $8.00 - $12.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	8.00
Bottom of range [member] | $13.00 - $14.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	13.00
Bottom of range [member] | $15.00 - $17.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	15.00
Top of range [member] | $8.00 - $12.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	12.99
Top of range [member] | $13.00 - $14.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	14.99
Top of range [member] | $15.00 - $17.99 [member]
Disclosure of terms and conditions of share-based payment arrangement [line items]
Range of Grant Prices	$ 17.99